Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income taxes	$ 23,416	$ 11,888	$ 5,054
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax benefit (expense)		$ (2,734)	$ (1,162)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance		15,460	15,885
Effect of technological preferred enterprise status (TPE)		1,650	0
Effect of entities with different tax rates		(203)	(51)
Non-deductible expenses		(4,607)	(6,296)
Write-off of NOL due to limitation on utilization		0	(8,305)
Uncertain tax provision		(2,532)	(1,111)
Other		(676)	(333)
Total	$ (2,433)	$ 6,358	$ (1,373)